                                   TIP FUNDS
                            (formerly, Turner Funds)

                              Ultra Large Cap Fund
                               Growth Equity Fund
                                  Midcap Fund
                                 Small Cap Fund


                         Supplement dated June 23, 1997
                    to the Prospectus dated January 31, 1997

This supplement contains new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with such Prospectus.

                                   ----------

On June 20, 1997, the Board of Trustees of TIP Funds (formerly, Turner Funds) (the "Trust") met and unanimously nominated six nominees for election as members of the Trust's Board of Trustees (the "Board"). Each of the current members of the Board (except Mark D. Turner) is named as a nominee, as are three additional nominees. A Special Meeting of Shareholders (the "Meeting") of the Trust has been called for August 21, 1997, at which Meeting the Trust's Shareholders will be asked to approve the election of each of the Nominees. A proxy statement describing the background and qualifications of each Nominee will be delivered to Shareholders of record as of June 23, 1997, in early July.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

July 3, 1997


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:      TIP Funds
         File Nos. 333-00641 and 811-07527
         ---------------------------------

Ladies and Gentlemen:

On behalf of our client, TIP Funds (the "Fund"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, a supplement dated June 23, 1997, to the Fund's Prospectus dated January 31, 1997.

Please contact me at (202) 467-7811 with your questions or comments regarding this filing.

Sincerely,


/s/ Elizabeth H. Torp
---------------------------
    Elizabeth H. Torp
    Legal Assistant

cc: Edward B. Baer, Esq.